Revenue (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total	$ 3,103,690	$ 43,707,937	$ 44,503,562	$ 362,628,296	$ 377,742,872	$ 144,352,840	[1]
Singapore
Disaggregation of Revenue [Line Items]
Total					260,034,401	19,028,003
USA
Disaggregation of Revenue [Line Items]
Total					638,412	7,037
Hong Kong
Disaggregation of Revenue [Line Items]
Total					117,070,059	119,683,121
PRC
Disaggregation of Revenue [Line Items]
Total					0	5,634,679
Geographic Markets [Member]
Disaggregation of Revenue [Line Items]
Total	3,103,690	43,707,937	44,503,562	362,628,296	377,742,872	144,352,840
Geographic Markets [Member] | Singapore
Disaggregation of Revenue [Line Items]
Total	0	0	0	260,034,401
Geographic Markets [Member] | USA
Disaggregation of Revenue [Line Items]
Total	249,512	200,660	41,649,384	200,660
Geographic Markets [Member] | Hong Kong
Disaggregation of Revenue [Line Items]
Total	2,854,178	43,507,277	2,854,178	102,393,235
Wecast Services
Disaggregation of Revenue [Line Items]
Total					377,742,872	143,558,567
Wecast Services | Crude oil [Member]
Disaggregation of Revenue [Line Items]
Total					260,034,401	143,558,567
Wecast Services | Consumer electronics [Member]
Disaggregation of Revenue [Line Items]
Total					116,723,251	0
Wecast Services | Other
Disaggregation of Revenue [Line Items]
Total					$ 985,220	$ 0
Mobile Energy Group, Formerly We Cast Services [Member]
Disaggregation of Revenue [Line Items]
Total	3,103,690	43,707,937	44,503,562	362,628,296
Mobile Energy Group, Formerly We Cast Services [Member] | Crude oil [Member]
Disaggregation of Revenue [Line Items]
Total	0	0	0	260,034,401
Mobile Energy Group, Formerly We Cast Services [Member] | Consumer electronics [Member]
Disaggregation of Revenue [Line Items]
Total	0	43,432,556	0	102,081,176
Mobile Energy Group, Formerly We Cast Services [Member] | Digital asset management services
Disaggregation of Revenue [Line Items]
Total	0	0	40,700,000	0
Mobile Energy Group, Formerly We Cast Services [Member] | Electric Vehicles [Member]
Disaggregation of Revenue [Line Items]
Total	2,854,178	0	2,854,178	0
Mobile Energy Group, Formerly We Cast Services [Member] | Digital advertising services and other
Disaggregation of Revenue [Line Items]
Total	249,512	275,381	949,384	512,719
Timing of Revenue Recognition [Member]
Disaggregation of Revenue [Line Items]
Total	3,103,690	43,707,937	44,503,562	362,628,296
Timing of Revenue Recognition [Member] | Products transferred at a point in time
Disaggregation of Revenue [Line Items]
Total	3,103,690	43,707,937	3,803,562	362,628,296
Timing of Revenue Recognition [Member] | Services provided over time
Disaggregation of Revenue [Line Items]
Total	$ 0	$ 0	$ 40,700,000	$ 0

[1]	The above consolidated statements of operations include Guang Ming. The acquisition of Guang Ming was completed on April 4, 2018 and accounted for as a reorganization of entities under common control and as if it had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 80550 (See Note 6 “Acquisition”)